DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Liability [Abstract]
DERIVATIVE LIABILITIES

The warrants issued in connection with certain previously outstanding debentures are measured at fair value and classified as a liability because these warrants contain anti-dilution protection and therefore, cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under FASB ASC 815. The estimated fair value of the warrants was determined using the Probability Weighted Black-Scholes Option-Pricing Model, resulting in a value of $226,297 at the date of issuance. The fair value will be affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term and the risk-free interest rate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability, whichever comes first. The anti-dilution protection for the warrants survives for the life of the warrants which ends in January 2020.  Certain of these warrants were exercised under the cashless exercise provisions of the warrant agreement in April 2016 and, as a result, the fair value of the warrant derivative liability on the date of exercise totaling $518,224 was reclassified to additional paid-in capital (see Note 8).

The assumptions for the Probability Weighted Black-Scholes Option-Pricing Model for the nine months ended September 30, 2016 are represented in the table below.

September 30, 2016
Expected life (in years)	3.31 – 3.95
Expected volatility	206% - 230%
Average risk-free interest rate	0.86% - 1.07%
Dividend yield	0%

The Company has determined the embedded conversion features of the Q3 2015 Notes and 2016 Notes (see Note 5) to be derivative liabilities because the terms of the embedded conversion features contain anti-dilution protection and therefore, cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under FASB ASC 815.  The embedded conversion features are to be measured at fair value and classified as a liability with subsequent changes in fair value recorded in earnings at the end of each reporting period.  The Company has determined the fair value of the derivative liabilities using a Path-Dependent Monte Carlo Simulation Model.  The fair value of the derivative liabilities using such model will be affected by changes in inputs to that model and is based on the individual characteristics of the embedded conversion features on the valuation date as well as assumptions for volatility, remaining expected life, risk-free interest rate, credit spread, probability of default by the Company and acquisition of the Company.  The Company will continue to classify the fair value of the embedded conversion features as a liability until the conversion features are exercised, expire or are amended in a way that would no longer require these embedded conversion features to be classified as a liability, whichever comes first.  During the nine months ended September 30, 2016, the Q3 2015 Notes were fully converted and certain 2016 Notes were converted into shares of common stock which resulted in the fair value of the embedded conversion feature derivative liability on the dates of conversion of $2,962,666 to be reclassified to additional paid-in capital (see Note 8).  The anti-dilution protection for the embedded conversion features survive the life of the 2016 Notes which mature at July 30, 2017 and August 25, 2017.

The derivative liabilities are a Level 3 fair value measurement in the fair value hierarchy and a summary of quantitative information with respect to valuation methodology and significant unobservable inputs used for the Company’s embedded conversion feature derivative liabilities that are categorized within Level 3 of the fair value hierarchy during the nine months ended September 30, 2016 is as follows:

September 30, 2016
Stock price	$0.05 – $0.50
Strike price	$0.15 – $0.25
Expected life (in years)	0.26 – 1.08
Expected volatility	121% – 274%
Average risk-free interest rate	0.28% – 0.62%
Dividend yield	–

At September 30, 2016, the estimated Level 3 fair values of the embedded conversion feature and warrant derivative liabilities measured on a recurring basis are as follows:

	Fair value	Level 1	Level 2	Level 3	Total
Embedded conversion feature derivative liabilities	$1,091,544	$-	$-	$1,091,544	$1,091,544
Warrant derivative liabilities	239,049	-	-	239,049	239,049
Total	$1,330,593	$-	$-	$1,330,593	$1,330,593

The following table presents the activity for the Level 3 embedded conversion feature and warrant derivative liabilities measured at fair value on a recurring basis for the nine months ended September 30, 2016:

Fair Value Measurements Using Level 3 Inputs

Warrant derivative liabilities:
Beginning balance December 31, 2015	$432,793
Reclassification of fair value of warrant derivative liability to additional paid-in capital upon cashless exercise of warrants	(518,224)
Change in fair value	324,480
Ending balance September 30, 2016	$239,049

Embedded conversion feature derivative liabilities:
Beginning balance December 31, 2015	$301,779
Fair value of 2016 Notes embedded conversion feature derivative liability	3,444,284
Reclassification of fair value of embedded conversion feature derivative liability to additional paid-in capital upon conversions of Q3 2015 Notes	(2,018,565)
Reclassification of fair value of embedded conversion feature derivative liability to additional paid-in capital upon conversions of 2016 Notes	(944,101)
Change in fair value	308,147
Ending balance September 30, 2016	$1,091,544

The warrants issued in connection with the January 2015 Non-Convertible Debenture, January 2015 Non-Convertible Debenture to the former CFO and the February 2014 Convertible Debenture are measured at fair value and classified as a liability because these warrants contain anti-dilution protection and therefore, cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under FASB ASC 815. The estimated fair value of the warrants was determined using the Probability Weighted Black-Scholes Option-Pricing Model, resulting in a value of $226,297 at the date of issuance. The fair value will be affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term and the risk-free interest rate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability, whichever comes first. The anti-dilution protection for the warrants survives for the life of the warrants which ends in January 2020 and March 2020.

The assumptions for the Probability Weighted Black-Scholes Option-Pricing Model for the year ended December 31, 2015 are represented in the table below for the warrants issued with the January 2015 Non-Convertible Debenture, January 2015 Non-Convertible Debenture to the former CFO and the February 2014 Convertible Debenture, reflected on a per share common stock equivalent basis.

December 31, 2015
Expected life (in years)	4.06 – 5.00
Expected volatility	226%
Average risk free interest rate	1.15% - 1.54%
Dividend yield	0%

The Company has determined the embedded conversion features of the Q3 2015 Notes to be derivative liabilities because the terms of the embedded conversion features contain anti-dilution protection and therefore, cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under FASB ASC 815.  The embedded conversion features are to be measured at fair value and classified as a liability with subsequent changes in fair value recorded in earnings at the end of each reporting period.  The Company has determined the fair value of the derivative liabilities using a Path-Dependent Monte Carlo Simulation.  The fair value of the derivative liabilities using such option pricing model will be affected by changes in inputs to that model and is based on the individual characteristics of the embedded conversion features on the valuation date as well as assumptions for volatility, remaining expected life, risk-free interest rate, credit spread, and probability of default by the Company and acquisition of the Company.  The Company will continue to classify the fair value of the embedded conversion features as a liability until the conversion features are exercised, expire or are amended in a way that would no longer require these embedded conversion features to be classified as a liability, whichever comes first.  The anti-dilution protection for the embedded conversion features survive the life of the Q3 2015 which mature at various dates in August 2016 through October 2016.

The derivative liabilities are a Level 3 fair value measure in the fair value hierarchy and a summary of quantitative information with respect to valuation methodology and significant unobservable inputs used for the Company’s embedded conversion feature derivative liabilities that are categorized within Level 3 of the fair value hierarchy during the year ended December 31, 2015 is as follows:

December 31, 2015
Stock price	$0.07 – $0.16
Strike price	$0.15
Expected life (in years)	0.74 – 1.08
Expected volatility	101% – 119%
Average risk free interest rate	0.28% – 0.60%

At December 31, 2015, the estimated Level 3 fair values of the embedded conversion feature and warrant derivative liabilities measured on a recurring basis are as follows:

	Fair value	Level 1	Level 2	Level 3	Total
Embedded conversion feature derivative liabilities	$301,779	$-	$-	$301,779	$301,779
Warrant derivative liabilities	432,793	-	-	432,793	432,793
Total	$734,572	$-	$-	$734,572	$734,572

The following table presents the activity for the Level 3 embedded conversion feature and warrant derivative liabilities measured at fair value on a recurring basis for the year ended December 31, 2015:

Fair Value Measurements Using Level 3 Inputs

December 31, 2015
Warrant derivative liabilities
Beginning balance December 31, 2014	$-
Initial fair value of warrant derivative liability with January 2015 Non-Convertible Debenture	99,999
Initial fair value of warrant derivative liability with January 2015 Non-Convertible Debenture to Former CFO	49,999
Initial fair value of warrant derivative liability with the February 2014 Convertible Debentures	76,299
Change in Fair Value	206,496
Ending Balance December 31, 2015	$432,793

Embedded conversion feature derivative liabilities
Beginning Balance December 31, 2014	$-
Initial fair value of embedded conversion feature derivative liabilities with the Q3 2015 Notes	901,784
Change in Fair Value	(600,005)
Ending Balance December 31, 2015	$301,779